Debt Obligations (Schedule of Mortgage Notes Payable) (Details) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2015 USD ($) property	Dec. 31, 2014 USD ($) property		Dec. 31, 2013 USD ($)
Mortgage Notes Payable [Line Items]
Mortgage notes payable, encumbered properties		28	11
Mortgage notes payable, balance | $		$ 318,874	$ 161,642		$ 48,899
Secured Debt [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, encumbered properties		28	11
Mortgage notes payable, balance | $		$ 307,889	$ 158,061
Fixed Rate Mortgages [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, encumbered properties			10
Mortgage notes payable, minimum interest rate in range			3.28%
Mortgage notes payable, maximum interest rate in range			7.46%
Mortgage notes payable, weighted average effective interest rate			5.41%
Fixed Rate Mortgages [Member] | Secured Debt [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, encumbered properties		27	10
Mortgage notes payable, balance | $		$ 292,330	$ 142,279
Mortgage notes payable, minimum interest rate in range		3.28%	3.28%
Mortgage notes payable, maximum interest rate in range		7.46%	7.46%
Mortgage notes payable, weighted average effective interest rate		5.39%	5.41%
Fixed Rate Mortgages [Member] | Minimum [Member] | Secured Debt [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, maturity date		Oct. 31, 2016	Oct. 31, 2016
Fixed Rate Mortgages [Member] | Maximum [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, maturity date			Jun. 30, 2029
Fixed Rate Mortgages [Member] | Maximum [Member] | Secured Debt [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, maturity date		Jun. 30, 2029	Jun. 30, 2029
Variable Rate Mortgage [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, encumbered properties	[1]		1
Mortgage notes payable, weighted average effective interest rate	[1]		2.26%
Mortgage notes payable, maturity date	[1]		Dec. 31, 2020
Variable Rate Mortgage [Member] | London Interbank Offered Rate LIBOR 30-Day [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, interest rate in range	[1]		2.10%
Variable Rate Mortgage [Member] | Secured Debt [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, encumbered properties		1	1	[2]
Mortgage notes payable, balance | $		$ 15,559	$ 15,782	[1],[2]
Mortgage notes payable, interest rate in range	[2]	2.10%
Mortgage notes payable, weighted average effective interest rate		2.26%	2.26%	[2]
Mortgage notes payable, maturity date		Dec. 31, 2020	Dec. 31, 2020	[2]
Variable Rate Mortgage [Member] | Secured Debt [Member] | London Interbank Offered Rate LIBOR 30-Day [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, interest rate in range	[2]		2.10%
Above Below Market Interest [Member]
Mortgage Notes Payable [Line Items]
Mortgage notes payable, balance | $		$ 10,985	$ 3,581

[1]	This mortgage is hedged by an interest rate swap which has a maturity date of December 2020. Refer to Note 11 for further information on hedging and the Company's derivative instruments.
[2]	The floating interest rate on this mortgage is hedged by an interest rate swap which has a maturity date of December 2020. Refer to Note 10 for further information on hedging and the Company's derivative instruments.